SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details)	Dec. 31, 2025 USD ($)
Future commitments 2025	$ 6,866,419
Future commitments 2026	11,258,295
Future commitments 2027 and beyond	143,704,298
Citarum Block PSC [Member]
Future commitments 2025
Future commitments 2026		[1]
Future commitments 2027 and beyond	39,100,000	[1]
Citarum Block PSC [Member] | Geological and Geophysical (G&G) Studies [Member]
Future commitments 2025		[1]
Future commitments 2026		[1]
Future commitments 2027 and beyond	950,000	[1]
Citarum Block PSC [Member] | 2D Seismic [Member]
Future commitments 2025		[1]
Future commitments 2026		[1]
Future commitments 2027 and beyond	6,050,000	[1]
Citarum Block PSC [Member] | 3D Seismic [Member]
Future commitments 2025		[1]
Future commitments 2026		[1]
Future commitments 2027 and beyond	2,100,000	[1]
Citarum Block PSC [Member] | Drilling [Member]
Future commitments 2025		[2],[3]
Future commitments 2026		[2],[3]
Future commitments 2027 and beyond	30,000,000	[2],[3]
Kruh Block KSO [Member]
Future commitments 2025	6,866,419
Future commitments 2026	11,258,295
Future commitments 2027 and beyond	104,604,298
Kruh Block KSO [Member] | 3D Seismic [Member]
Future commitments 2025		[1]
Future commitments 2026		[1]
Future commitments 2027 and beyond		[1]
Kruh Block KSO [Member] | Drilling [Member]
Future commitments 2025	4,000,000	[1],[2]
Future commitments 2026	6,000,000	[1],[2]
Future commitments 2027 and beyond	22,000,000	[1],[2]
Kruh Block KSO [Member] | Operating Lease Commitments [Member]
Future commitments 2025	2,690,147	[4]
Future commitments 2026	4,432,023	[4]
Future commitments 2027 and beyond	81,732,271	[4]
Kruh Block KSO [Member] | Production Facility [Member]
Future commitments 2025
Future commitments 2026	700,000
Future commitments 2027 and beyond	300,000
Kruh Block KSO [Member] | G & G studies [Member]
Future commitments 2025	100,000	[1]
Future commitments 2026	50,000	[1]
Future commitments 2027 and beyond		[1]
Kruh Block KSO [Member] | Certification [Member]
Future commitments 2025
Future commitments 2026
Future commitments 2027 and beyond
Kruh Block KSO [Member] | Abandonment And Site Restoration [Member]
Future commitments 2025	76,272	[1]
Future commitments 2026	76,272	[1]
Future commitments 2027 and beyond	$ 572,027	[1]

[1]	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[2]	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.
[3]	Includes one exploration and two delineation wells.
[4]	Operating commitments are primarily production operation costs related to or associated to the maintenance well work scheduled to be performed on the oil wells with respect to the Kruh Block KSO.